Subsidiary Preferred Shares - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiary Preferred Shares [Line Items]
Preferred share liability				$ 169	$ 169
Subsidiary preferred shares
Subsidiary Preferred Shares [Line Items]
Issuance of Seaport preferred shares – financing cash flow				0	68,100
Preferred share liability				$ 169	$ 169	$ 169
Subsidiary preferred shares | Seaport
Subsidiary Preferred Shares [Line Items]
Preferred share liability	$ 0
Series A-2 Preferred Shares
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares		$ 100,100	$ 100,000
Proceeds from investors		68,100
Proceeds from group		$ 32,000
Preferred stock, series B
Subsidiary Preferred Shares [Line Items]
Proceeds from the issuance of shares and subsidiary preferred shares	226,000
Proceeds from investors	211,600
Proceeds from group	$ 14,400